Organization and Principal Activities - Schedule of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
VCI Global Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 29, 2020
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company.
V Capital Kronos Berhad [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jan. 09, 2020
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Holding company.
AB Management and Consultancy Services Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 05, 2020
Percentage of effective ownership	93.34%	93.34%	80.00%
Place of incorporation	Malaysia
Principal activities	Holding company.
Elmu Education Group Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Mar. 12, 2020
Percentage of effective ownership	20.00%		56.00%
Place of incorporation	Malaysia
Principal activities	Education and training services.
Elmu Higher Education Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 24, 2021
Percentage of effective ownership	20.00%		56.00%
Place of incorporation	Malaysia
Principal activities	Education and training services and holding company
V Capital Real Estate Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 07, 2021
Percentage of effective ownership	30.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of real estate management consultancy services.
VCI Energy Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 11, 2021
Percentage of effective ownership	30.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant.
V Galactech Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 01, 2022
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of information technology development.
V Capital Real Estate Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Aug. 02, 2024
Percentage of effective ownership	30.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company
V Gallant Limited (formerly known as VC AI Limited) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Aug. 19, 2024
Percentage of effective ownership	34.68%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company.
VC AI Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 16, 2024
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Holding company
V Gallant Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Sep. 18, 2024
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Trading of high-performance servers, information technology hardware
RoboDAX Limited (formerly known as Smart Bridge Technologies Limited) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 13, 2024
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company
Smart Bridge Technologies Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Oct. 22, 2025
Percentage of effective ownership	100.00%
Place of incorporation	Malaysia
Principal activities	Technology solution consultancy
VCI Global (Singapore) Pte. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Oct. 03, 2025
Percentage of effective ownership	100.00%
Place of incorporation	Singapore
Principal activities	Management consultancy services
AiSecure Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Sep. 01, 2025
Percentage of effective ownership	100.00%
Place of incorporation	British Virgin Island
Principal activities	Dormant
VCI Energy Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 02, 2025
Percentage of effective ownership	30.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company
VCI (HK) Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 12, 2025
Percentage of effective ownership	100.00%
Place of incorporation	Hong Kong
Principal activities	Management consultancy services